OTHER FINANCIAL ASSETS AND LIABILITIES - Current and Non-current Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Other current financial assets	$ 6,529	$ 2,057
Other financial assets non current	34,978	25,233
Other financial liabilities
Other current financial liabilities	59,316	63,059
Other financial liabilities	82,222	61,226
Grupo Assa
Other financial liabilities
Gross amounts set off in the balance sheet	6,071	2,883
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	9,398	16,748
Indemnification asset recognized at fair value	9,539	17
Other financial liabilities related to business combinations
Other financial liabilities
Other current financial liabilities	50,889	61,561
Other financial liabilities	73,802	45,803
Put option on minority interest of Walmeric
Other financial liabilities
Other current financial liabilities	3,871	0
Other financial liabilities	5,515	15,423
Foreign exchange forward contracts
Other financial liabilities
Other current financial liabilities	3,575	1,498
Equity forward contract
Other financial liabilities
Other current financial liabilities	981	0
Other financial liabilities	2,905	0
Convertible notes
Other financial assets
Other current financial assets	2,491	1,267
Other financial assets non current	4,193	2,608
Equity instruments
Other financial assets
Other current financial assets	371	0
Other financial assets non current	27,521	22,088
Foreign exchange forward contracts
Other financial assets
Other current financial assets	3,509	758
Interest rate SWAP
Other financial assets
Other current financial assets	155	0
Other financial assets non current	3,261	534
Others
Other financial assets
Other current financial assets	3	32
Other financial assets non current	$ 3	$ 3